Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	The Company’s intangible assets include the following on March 31, 2024:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	(1,389)	8,611
Total Intangible Assets	$331,000	$(322,389)	$8,611
The Company’s intangible assets include the following on December 31, 2023:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	(556)	9,444
Total Intangible Assets	$331,000	$(321,556)	$9,444

The Company’s intangible assets include the following on December 31, 2023:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	556	9,444
Total Intangible Assets	$321,000	$(321,556)	$9,444
The Company’s intangible assets include the following on December 31, 2022:
	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000

Schedule of Amortized Over its Estimated Useful Life	The Company’s proprietary technology is being amortized over its estimated useful life of three years.
For the three months ended March 31, 2024
As of December 31, 2023	321,000
Additions	-
As of March 31, 2024	$321,000